NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide WCM Focused Small Cap Fund

Supplement dated August 21, 2025
to the Prospectus dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the heading “Portfolio Management - Portfolio Managers” on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund
Susan Bao, CFA	Managing Director, Portfolio Manager	Since 2025
Andrew Stern, CFA	Executive Director, Portfolio Manager	Since 2025
Timothy Woodhouse, CFA	Managing Director, Portfolio Manager	Since 2025

2.	The information relating to the “Nationwide Fund” on page 75 of the Prospectus is deleted in its entirety and replaced with the following:

Susan Bao, CFA, Andrew Stern, CFA, and Timothy Woodhouse, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Ms. Bao is a Managing Director at JPMIM and a portfolio manager for the JPMorgan Large Cap Leaders strategy and for the JPMorgan Large Cap Core 130/30 strategy. She has been with the firm since 1997.

Mr. Stern is an Executive Director at JPMIM and a generalist analyst for the JPMorgan Large Cap Leaders Team, Large Cap Core 130/30 and Research Market Neutral strategy. He has been with the firm since 2008.

Mr. Woodhouse is a Managing Director at JPMIM and a portfolio manager for the JPMorgan Asset Management Equity business. He has been with the firm since 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE